TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets (liability):
Intangible assets			$ 110
Other temporary differences	[1]	$ 6,349	5,636
Temporary differences related to inventory		1,755	637
Phantom award		21	53
Unrealized profit from sales to subsidiary		4,944	3,355
Less-valuation allowance		(310)	(331)
Total net deferred tax assets		12,759	9,460
Deferred tax liabilities
Property and equipment		(13,734)	(3,081)
Intangible assets		(2,486)	(2,910)
Other temporary differences		(141)	(20)
Total deferred tax liabilities		(16,361)	(6,011)
Deferred tax assets (liability), net		$ (3,602)	$ 3,449

[1]	Deriving mainly from the following - provision for bad debts, labor provisions, warranty provision and related party liability for tax purposes.